18. OTHER FINANCIAL LIABILITIES (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 113,957,750	$ 80,010,080
Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	45,044,812	22,296,938
More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 68,912,938	$ 43,804,542
Southern Brewing Company S.A | Banco de Chile
Disclosure of financial liabilities [line items]
Effective rate	5.50%
Nominal rate	5.50%
Loans from financial institutions, current	$ 50,552
Southern Brewing Company S.A | Banco de Chile | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	50,552
Southern Brewing Company S.A | Banco de Chile | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 0
Southern Brewing Company S.A | Banco del Estado de Chile
Disclosure of financial liabilities [line items]
Effective rate	4.62%
Nominal rate	4.62%
Loans from financial institutions, current	$ 981,479
Southern Brewing Company S.A | Banco del Estado de Chile | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	981,479
Southern Brewing Company S.A | Banco del Estado de Chile | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 0
Southern Brewing Company S.A | Banco Security S.A.
Disclosure of financial liabilities [line items]
Effective rate	6.52%
Nominal rate	6.52%
Loans from financial institutions, current	$ 150,510
Southern Brewing Company S.A | Banco Security S.A. | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	150,510
Southern Brewing Company S.A | Banco Security S.A. | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 0
Southern Brewing Company S.A | Banco Security S.A.
Disclosure of financial liabilities [line items]
Effective rate	4.17%
Nominal rate	4.17%
Loans from financial institutions, current	$ 4,742
Southern Brewing Company S.A | Banco Security S.A. | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	4,742
Southern Brewing Company S.A | Banco Security S.A. | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 0
Southern Brewing Company S.A | Banco Consorcio
Disclosure of financial liabilities [line items]
Effective rate	5.46%
Nominal rate	5.46%
Loans from financial institutions, current	$ 218,647
Southern Brewing Company S.A | Banco Consorcio | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	218,647
Southern Brewing Company S.A | Banco Consorcio | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 0
Viña Concha y Toro S.A. | Banco de Chile
Disclosure of financial liabilities [line items]
Effective rate	3.16%
Nominal rate	3.16%
Loans from financial institutions, current	$ 5,105,759
Viña Concha y Toro S.A. | Banco de Chile | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	105,759
Viña Concha y Toro S.A. | Banco de Chile | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 5,000,000
Viña Concha y Toro S.A. | Banco del Estado de Chile
Disclosure of financial liabilities [line items]
Effective rate	5.61%	5.61%
Nominal rate	5.28%	5.28%
Loans from financial institutions, current	$ 702,808	$ 1,415,173
Viña Concha y Toro S.A. | Banco del Estado de Chile | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	702,808	721,923
Viña Concha y Toro S.A. | Banco del Estado de Chile | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 0	$ 693,250
Viña Concha y Toro S.A. | Banco de Credito e Inversiones
Disclosure of financial liabilities [line items]
Effective rate	3.02%
Nominal rate	3.02%
Loans from financial institutions, current	$ 5,083,469
Viña Concha y Toro S.A. | Banco de Credito e Inversiones | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	83,469
Viña Concha y Toro S.A. | Banco de Credito e Inversiones | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 5,000,000
Viña Concha y Toro S.A. | Scotiabank Chile
Disclosure of financial liabilities [line items]
Effective rate	1.83%	2.74%
Nominal rate	1.83%	2.56%
Loans from financial institutions, current	$ 12,469,216	$ 13,480,805
Viña Concha y Toro S.A. | Scotiabank Chile | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	174,216	13,480,805
Viña Concha y Toro S.A. | Scotiabank Chile | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 12,295,000	$ 0
Viña Concha y Toro S.A. | Banco BBVA Chile
Disclosure of financial liabilities [line items]
Effective rate	1.65%
Nominal rate	1.65%
Loans from financial institutions, current	$ 6,217,377
Viña Concha y Toro S.A. | Banco BBVA Chile | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	69,877
Viña Concha y Toro S.A. | Banco BBVA Chile | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 6,147,500
Viña Concha y Toro S.A. | HSBC Banck Chile
Disclosure of financial liabilities [line items]
Effective rate	1.90%
Nominal rate	1.90%
Loans from financial institutions, current	$ 15,249
Viña Concha y Toro S.A. | HSBC Banck Chile | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	15,249
Viña Concha y Toro S.A. | HSBC Banck Chile | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 0
Viña Concha y Toro S.A. | Coöperatieve Rabobank U.A. (Ex Banco Rabobank Chile)
Disclosure of financial liabilities [line items]
Effective rate		2.63%
Nominal rate		2.39%
Loans from financial institutions, current		$ 10,084,849
Viña Concha y Toro S.A. | Coöperatieve Rabobank U.A. (Ex Banco Rabobank Chile) | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		42,799
Viña Concha y Toro S.A. | Coöperatieve Rabobank U.A. (Ex Banco Rabobank Chile) | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 10,042,050
Viña Cono Sur S.A. | Scotiabank Chile
Disclosure of financial liabilities [line items]
Effective rate	1.60%
Nominal rate	1.60%
Loans from financial institutions, current	$ 6,223,872
Viña Cono Sur S.A. | Scotiabank Chile | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	6,223,872
Viña Cono Sur S.A. | Scotiabank Chile | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 0
Viña Cono Sur S.A. | Banco BBVA Chile
Disclosure of financial liabilities [line items]
Effective rate	3.09%
Nominal rate	3.09%
Loans from financial institutions, current	$ 10,003,433
Viña Cono Sur S.A. | Banco BBVA Chile | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	10,003,433
Viña Cono Sur S.A. | Banco BBVA Chile | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 0
Fetzer Vineyards, Inc. | Banco del Estado de Chile
Disclosure of financial liabilities [line items]
Effective rate	2.06%	0.97%
Nominal rate	2.06%	0.97%
Loans from financial institutions, current	$ 6,461,912	$ 4,354,486
Fetzer Vineyards, Inc. | Banco del Estado de Chile | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	7,037	4,354,486
Fetzer Vineyards, Inc. | Banco del Estado de Chile | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 6,454,875	$ 0
Fetzer Vineyards, Inc. | Banco del Estado de Chile
Disclosure of financial liabilities [line items]
Effective rate		1.56%
Nominal rate		1.56%
Loans from financial institutions, current		$ 2,688,206
Fetzer Vineyards, Inc. | Banco del Estado de Chile | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		10,328
Fetzer Vineyards, Inc. | Banco del Estado de Chile | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 2,677,878
Trivento B. y Viñedos S. A. | Banco BBVA Argentina
Disclosure of financial liabilities [line items]
Effective rate	1.56%
Nominal rate	1.56%
Loans from financial institutions, current	$ 3,080,531
Trivento B. y Viñedos S. A. | Banco BBVA Argentina | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	1,291,331
Trivento B. y Viñedos S. A. | Banco BBVA Argentina | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 1,789,200
Trivento B. y Viñedos S. A. | Banco BBVA Argentina
Disclosure of financial liabilities [line items]
Effective rate	21.80%
Nominal rate	21.80%
Loans from financial institutions, current	$ 581,325
Trivento B. y Viñedos S. A. | Banco BBVA Argentina | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	581,325
Trivento B. y Viñedos S. A. | Banco BBVA Argentina | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 0
Trivento B. y Viñedos S. A. | Banco Citibank S.A
Disclosure of financial liabilities [line items]
Effective rate	30.00%
Nominal rate	30.00%
Loans from financial institutions, current	$ 187
Trivento B. y Viñedos S. A. | Banco Citibank S.A | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	187
Trivento B. y Viñedos S. A. | Banco Citibank S.A | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 0
Trivento B. y Viñedos S. A. | Banco Credicoop
Disclosure of financial liabilities [line items]
Effective rate	1.85%	27.30%
Nominal rate	1.85%	27.30%
Loans from financial institutions, current	$ 1,907,466	$ 223,228
Trivento B. y Viñedos S. A. | Banco Credicoop | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	984,861	8,357
Trivento B. y Viñedos S. A. | Banco Credicoop | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 922,605	$ 214,871
Trivento B. y Viñedos S. A. | Banco Credicoop
Disclosure of financial liabilities [line items]
Effective rate	27.30%
Nominal rate	27.30%
Loans from financial institutions, current	$ 171,513
Trivento B. y Viñedos S. A. | Banco Credicoop | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	3,395
Trivento B. y Viñedos S. A. | Banco Credicoop | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 168,118
Trivento B. y Viñedos S. A. | Banco de la Nación Argentina
Disclosure of financial liabilities [line items]
Effective rate	19.00%	23.00%
Nominal rate	19.00%	23.00%
Loans from financial institutions, current	$ 1,363,310	$ 21,731
Trivento B. y Viñedos S. A. | Banco de la Nación Argentina | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	0	6,252
Trivento B. y Viñedos S. A. | Banco de la Nación Argentina | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 1,363,310	$ 15,479
Trivento B. y Viñedos S. A. | Banco Francés
Disclosure of financial liabilities [line items]
Effective rate	30.00%	23.50%
Nominal rate	30.00%	23.50%
Loans from financial institutions, current	$ 201,302	$ 893,627
Trivento B. y Viñedos S. A. | Banco Francés | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	201,302	0
Trivento B. y Viñedos S. A. | Banco Francés | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 0	893,627
Trivento B. y Viñedos S. A. | Banco Macro
Disclosure of financial liabilities [line items]
Effective rate	35.00%
Nominal rate	35.00%
Loans from financial institutions, current	$ 5,028
Trivento B. y Viñedos S. A. | Banco Macro | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	5,028
Trivento B. y Viñedos S. A. | Banco Macro | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 0
Trivento B. y Viñedos S. A. | Banco San Juan
Disclosure of financial liabilities [line items]
Effective rate	30.00%
Nominal rate	30.00%
Loans from financial institutions, current	$ 1,423
Trivento B. y Viñedos S. A. | Banco San Juan | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	1,423
Trivento B. y Viñedos S. A. | Banco San Juan | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 0
Trivento B. y Viñedos S. A. | Banco San Juan
Disclosure of financial liabilities [line items]
Effective rate	17.00%
Nominal rate	17.00%
Loans from financial institutions, current	$ 248,602
Trivento B. y Viñedos S. A. | Banco San Juan | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	81,433
Trivento B. y Viñedos S. A. | Banco San Juan | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 167,169
Trivento B. y Viñedos S. A. | Banco Francés | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 1,555
Trivento B. y Viñedos S. A. | Banco Francés
Disclosure of financial liabilities [line items]
Effective rate		27.50%
Nominal rate		27.50%
Loans from financial institutions, current		$ 70,370
Trivento B. y Viñedos S. A. | Banco Francés | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 68,815
Trivento B. y Viñedos S. A. | Banco Francés
Disclosure of financial liabilities [line items]
Effective rate		27.00%
Nominal rate		27.00%
Loans from financial institutions, current		$ 288,980
Trivento B. y Viñedos S. A. | Banco Francés | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		8,103
Trivento B. y Viñedos S. A. | Banco Francés | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 280,877
Trivento B. y Viñedos S. A. | Banco Francés
Disclosure of financial liabilities [line items]
Effective rate		25.10%
Nominal rate		25.10%
Loans from financial institutions, current		$ 135,344
Trivento B. y Viñedos S. A. | Banco Francés | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		1,927
Trivento B. y Viñedos S. A. | Banco Francés | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 133,417
Trivento B. y Viñedos S. A. | Banco Macro
Disclosure of financial liabilities [line items]
Effective rate		25.25%
Nominal rate		25.25%
Loans from financial institutions, current		$ 910,249
Trivento B. y Viñedos S. A. | Banco Macro | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		0
Trivento B. y Viñedos S. A. | Banco Macro | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 910,249
Trivento B. y Viñedos S. A. | Banco Macro
Disclosure of financial liabilities [line items]
Effective rate		15.25%
Nominal rate		15.25%
Loans from financial institutions, current		$ 24,195
Trivento B. y Viñedos S. A. | Banco Macro | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		120
Trivento B. y Viñedos S. A. | Banco Macro | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 24,075
Trivento B. y Viñedos S. A. | Banco de la Nación Argentina
Disclosure of financial liabilities [line items]
Effective rate		23.00%
Nominal rate		23.00%
Loans from financial institutions, current		$ 81,425
Trivento B. y Viñedos S. A. | Banco de la Nación Argentina | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		22,877
Trivento B. y Viñedos S. A. | Banco de la Nación Argentina | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 58,548
VCT & DG México S.A. | Banco Banamex
Disclosure of financial liabilities [line items]
Effective rate	1.90%	6.57%
Nominal rate	1.90%	6.32%
Loans from financial institutions, current	$ 2,067,796	$ 1,428,875
VCT & DG México S.A. | Banco Banamex | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	3,277	1,428,875
VCT & DG México S.A. | Banco Banamex | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 2,064,519	$ 0
VCT Brasil Imp. Y Export. Ltda. | Banco Citibank S.A
Disclosure of financial liabilities [line items]
Effective rate	9.30%	18.30%
Nominal rate	9.30%	15.25%
Loans from financial institutions, current	$ 942,108	$ 1,051,244
VCT Brasil Imp. Y Export. Ltda. | Banco Citibank S.A | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	942,108	22,144
VCT Brasil Imp. Y Export. Ltda. | Banco Citibank S.A | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 0	$ 1,029,100
VCT Brasil Imp. Y Export. Ltda. | Banco Itau BBA S.A
Disclosure of financial liabilities [line items]
Effective rate	13.89%	18.44%
Nominal rate	13.89%	18.44%
Loans from financial institutions, current	$ 3,849,422	$ 4,304,364
VCT Brasil Imp. Y Export. Ltda. | Banco Itau BBA S.A | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	0	187,964
VCT Brasil Imp. Y Export. Ltda. | Banco Itau BBA S.A | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 3,849,422	$ 4,116,400
VCT USA, Inc. | Banco del Estado de Chile
Disclosure of financial liabilities [line items]
Effective rate		5.61%
Nominal rate		5.28%
VCT USA, Inc. | Banco del Estado de Chile, New York Branch
Disclosure of financial liabilities [line items]
Effective rate	2.20%	2.40%
Nominal rate	2.20%	2.40%
Loans from financial institutions, current	$ 30,348,128	$ 21,155
VCT USA, Inc. | Banco del Estado de Chile, New York Branch | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	22,025,658	21,155
VCT USA, Inc. | Banco del Estado de Chile, New York Branch | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 8,322,470	$ 0
VCT USA, Inc. | Rabobank Nederland, New York Branch
Disclosure of financial liabilities [line items]
Effective rate	3.81%	2.15%
Nominal rate	3.81%	2.15%
Loans from financial institutions, current	$ 15,500,584	$ 10,069,638
VCT USA, Inc. | Rabobank Nederland, New York Branch | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	131,834	27,588
VCT USA, Inc. | Rabobank Nederland, New York Branch | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current	$ 15,368,750	$ 10,042,050
VCT USA, Inc. | Banco del Estado de Chile, New York Branch
Disclosure of financial liabilities [line items]
Effective rate		2.90%
Nominal rate		2.90%
Loans from financial institutions, current		$ 25,563
VCT USA, Inc. | Banco del Estado de Chile, New York Branch | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		25,563
VCT USA, Inc. | Banco del Estado de Chile, New York Branch | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 0
VCT USA, Inc. | Banco del Estado de Chile, New York Branch
Disclosure of financial liabilities [line items]
Effective rate		1.46%
Nominal rate		1.46%
Loans from financial institutions, current		$ 3,761,956
VCT USA, Inc. | Banco del Estado de Chile, New York Branch | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		12,924
VCT USA, Inc. | Banco del Estado de Chile, New York Branch | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 3,749,032
VCT USA, Inc. | Banco del Estado de Chile, New York Branch
Disclosure of financial liabilities [line items]
Effective rate		1.44%
Nominal rate		1.44%
Loans from financial institutions, current		$ 7,703,524
VCT USA, Inc. | Banco del Estado de Chile, New York Branch | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		7,703,524
VCT USA, Inc. | Banco del Estado de Chile, New York Branch | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 0
VCT USA, Inc. | Banco del Estado de Chile, New York Branch
Disclosure of financial liabilities [line items]
Effective rate		2.25%
Nominal rate		1.66%
Loans from financial institutions, current		$ 6,699,331
VCT USA, Inc. | Banco del Estado de Chile, New York Branch | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		4,631
VCT USA, Inc. | Banco del Estado de Chile, New York Branch | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 6,694,700
VCT USA, Inc. | Rabobank Nederland, New York Branch
Disclosure of financial liabilities [line items]
Effective rate		3.81%
Nominal rate		3.81%
Loans from financial institutions, current		$ 10,271,762
VCT USA, Inc. | Rabobank Nederland, New York Branch | Up to 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		229,712
VCT USA, Inc. | Rabobank Nederland, New York Branch | More than 90 days
Disclosure of financial liabilities [line items]
Loans from financial institutions, current		$ 10,042,050